Coller Private Credit Secondaries

Consolidated Schedule of Investments —
June 30, 2026 (Unaudited)

ITEM 1. SCHEDULE OF INVESTMENTS.

The unaudited consolidated schedule of investments of Coller Private Credit Secondaries (“CollerCredit" or the “Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, which commenced operations on July 1, 2025, as of June 30, 2026, is set forth below:

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Private Credit Investments (97.74%)
Primary Investments (5.09%)
StepStone (Luxembourg) SCA SICAV – StepStone Private Credit ELTIF[a]	Europe	Direct Lending / Senior Credit	4/22/2026	$1,520,000	$1,526,672	0.29%
BSP Levered US SOF III (Senior Secured Opportunities) Fund L.P.[a]	North America	Direct Lending / Senior Credit	11/15/2025	1,311,002	1,370,531	0.26%
SPC Park Point, L.P.[a]	North America	Direct Lending / Senior Credit	1/30/2026	4,899,095	5,016,263	0.95%
Stepstone Private Credit Platform (Cayman) SPC[a]	North America	Direct Lending / Senior Credit	3/30/2026	9,241,600	9,340,865	1.76%
TPG AG CS Holdings Fund III, L.P.[a]	North America	Direct Lending / Senior Credit	12/15/2025	2,061,983	2,081,200	0.39%
ArrowMark CLO Equity Strategic Partners Fund II, L.P.[a]	North America	Structured Credit	2/19/2026	7,431,655	7,624,534	1.44%
Total Primary Investments (5.09%)				$26,465,335	$26,960,065
Secondary Investments (89.92%)
Alcentra European Credit Opportunities Fund III SCSp[a]	Europe	Direct Lending / Senior Credit	1/7/2026	844,813	984,578	0.19%
Alcentra European Direct Lending Fund IV (EUR) SCSp[a]	Europe	Direct Lending / Senior Credit	1/7/2026	11,773,447	12,023,108	2.27%
Ares Venus L.P.[a]	Europe	Direct Lending / Senior Credit	6/26/2026	17,812,473	19,892,274	3.76%
Pemberton Mid-Market Debt Fund III SCSp SICAV-RAIF[a]	Europe	Direct Lending / Senior Credit	7/1/2025	3,452,388	3,240,682	0.61%
Senior Loan Fund II (GBP) SLP[a]	Europe	Direct Lending / Senior Credit	7/1/2025	6,682,486	6,301,713	1.19%
ABRY Advanced Securities Fund II, L.P.[a]	North America	Direct Lending / Senior Credit	10/6/2025	81,303	90,716	0.02%
ABRY Advanced Securities Fund IV, L.P.[a]	North America	Direct Lending / Senior Credit	10/6/2025	4,513,853	4,422,047	0.83%
Ares Senior Direct Lending CV Master Fund L.P.[a],[b]	North America	Direct Lending / Senior Credit	2/6/2026	62,435,142	63,682,110	12.03%
Blue Owl Asset Income Fund Evergreen L.P.[a]	North America	Direct Lending / Senior Credit	4/1/2026	1,872,336	1,858,248	0.35%
BSP Debt Fund IV CV L.P.[a],[b]	North America	Direct Lending / Senior Credit	8/26/2025	60,485,229	60,430,744	11.41%

Coller Private Credit Secondaries

Consolidated Schedule of Investments —
June 30, 2026 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
Crescent Credit Solutions VIIIB, SCSp[a]	North America	Direct Lending / Senior Credit	6/30/2026	$10,997,681	$12,370,406	2.34%
HPS Specialty Loan International Fund V-L, L.P.[a]	North America	Direct Lending / Senior Credit	1/7/2026	1,382,771	1,529,699	0.29%
SSG PD CV 2025 L.P.[a],[b]	North America	Direct Lending / Senior Credit	2/27/2026	50,439,984	52,242,898	9.87%
TPG Twin Brook DLI Investments Continuation Fund I, L.P.[a],[b]	North America	Direct Lending / Senior Credit	8/27/2025	76,187,584	75,386,365	14.24%
ABRY Senior Equity V, L.P.[a]	North America	Junior Capital / Preferred	10/6/2025	2,492,653	4,036,217	0.76%
Dundee Rhythm, L.P.[a]	North America	Junior Capital / Preferred	10/16/2025	4,330,472	5,234,912	0.99%
Gemeaux Topco, L.P.[a]	North America	Junior Capital / Preferred	2/27/2026	8,508,341	8,140,622	1.54%
Crestline Opportunity Fund III (Europe) Cayman, Ltd.[a]	Europe	Opportunistic Credit	7/1/2025	6,021,246	7,105,037	1.34%
Mercer Private Investment Partners VI SICAV-SIF[a]	Global	Opportunistic Credit	7/1/2025	9,473,045	9,875,899	1.86%
Ares Pathfinder Fund (Offshore), L.P.[a]	North America	Opportunistic Credit	10/1/2025	477,139	647,364	0.12%
Ares Pathfinder Fund II (Offshore), L.P.[a]	North America	Opportunistic Credit	10/1/2025	1,974,216	2,286,976	0.43%
Ares Pathfinder Fund II, L.P.[a]	North America	Opportunistic Credit	10/1/2025	9,740,776	11,379,576	2.15%
Ares Pathfinder Fund, L.P.[a]	North America	Opportunistic Credit	10/1/2025	3,452,922	4,713,313	0.89%
Castlelake V, L.P.[a]	North America	Opportunistic Credit	1/7/2026	545,653	615,749	0.12%
Crestline Opportunity Fund III (Cayman), Ltd.[a]	North America	Opportunistic Credit	7/1/2025	6,676,598	6,831,377	1.29%
Crestline Opportunity Fund IV Onshore STE, L.P.[a]	North America	Opportunistic Credit	7/1/2025	10,490,822	12,348,693	2.33%
Crestline Opportunity Fund V Onshore T/STE, L.P.[a]	North America	Opportunistic Credit	7/1/2025	10,887,520	13,688,565	2.58%
CVI Credit Value Fund B V L.P.[a]	North America	Opportunistic Credit	1/7/2026	2,319,991	2,938,849	0.55%
Flexpoint Asset Opportunity Fund II-A, L.P.[a]	North America	Opportunistic Credit	10/1/2025	3,720,107	8,562,349	1.62%
Fortress Credit Opportunities Fund V Expansion (B) L.P.[a]	North America	Opportunistic Credit	10/1/2025	9,099,057	10,491,527	1.98%
Fortress Credit Opportunities Fund V Expansion (G) L.P.[a]	North America	Opportunistic Credit	10/1/2025	1,788,137	2,045,842	0.39%
GEMS Fund 5, L.P.[a]	North America	Opportunistic Credit	10/1/2025	11,588,699	10,971,341	2.07%
GEMS Fund 6, L.P.[a]	North America	Opportunistic Credit	10/1/2025	5,698,954	5,893,755	1.11%

Coller Private Credit Secondaries

Consolidated Schedule of Investments —
June 30, 2026 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
HarbourVest Credit Opportunities Fund II L.P.[a]	North America	Opportunistic Credit	7/2/2025	$5,677,796	$8,196,290	1.55%
Linden Structured Capital Fund II[-A] L.P.[a]	North America	Opportunistic Credit	7/2/2025	3,301,194	4,564,494	0.86%
Linden Structured Capital Fund L.P.[a]	North America	Opportunistic Credit	7/2/2025	8,220,264	11,553,857	2.18%
RREF IV Debt Domestic L.P.[a]	North America	Opportunistic Credit	10/1/2025	8,079,418	8,220,675	1.55%
RREF IV Debt Offshore, L.P.[a]	North America	Opportunistic Credit	10/1/2025	1,351,680	1,374,975	0.26%
Total Secondary Investments(89.92%)				$444,878,190	$476,173,842
Structured Credit Investments (2.73%)
Blue Owl GP Stakes Atlas III FBN Investors L.P. - Certificated Secured Note - Class C Senior Secured PIK Fixed Rate Notes Due 2055 ($15,000,000 Par Value)[a]	North America	Direct Lending / Senior Credit	9/12/2025	15,000,000	14,448,555	2.73%
Total Structured Credit Investments (2.73%)				$15,000,000	$14,448,555
Total Private Credit Investments (97.74%)				$486,343,525	$517,582,462
Total Investments (Cost $486,343,525) (97.74%)					$517,582,462
Other Assets and Liabilities (2.26%)					$11,946,658
Net Assets (100.00%)					$529,529,120

a	Private Credit investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, 2026 was $517,582,462 or 97.74% of Shareholders’ Capital.
b	Investment is a recently formed continuation vehicle.

A summary of outstanding financial instruments at June 30, 2026 is as follows:

Foreign Currency Forward Contracts

		Currency	Currency		Unrealized Appreciation/
Maturity Date	Counterparty	Purchased	Sold	Value	(Depreciation)
7/17/2026	State Street Bank & Trust Company	$20,261,272	£14,937,006	$19,824,894	$436,378
7/17/2026	State Street Bank & Trust Company	$14,857,809	€12,541,241	14,347,103	510,706
7/17/2026	State Street Bank & Trust Company	$37,242	€31,941	36,540	702
7/17/2026	State Street Bank & Trust Company	£161,105	$215,166	213,824	(1,342)
7/17/2026	State Street Bank & Trust Company	$108,288	£80,820	107,267	1,021

Coller Private Credit Secondaries

Consolidated Schedule of Investments —
June 30, 2026 (Unaudited) (continued)

					Unrealized
		Currency	Currency		Appreciation/
Maturity Date	Counterparty	Purchased	Sold	Value	(Depreciation)
7/17/2026	State Street Bank & Trust Company	€371,734	$430.155	$425,261	$(4,894)
7/17/2026	State Street Bank & Trust Company	$17,833,732	€15,666,203	17,922,040	(88,308)
					$854,263

£ British Pound
€ Euro

Overview

CollerCredit’s investment objective is to provide long-term investment returns. The Fund makes investments directly and through its wholly-owned subsidiaries: C-SCOF Blocker 1 L.P., C-SCOF Investments 1, LLC, C-SCOF Acquisitions 1, LLC, C-SCOF Blocker 2-DE, L.P., C-SCOF Holdco 1, LLC and C-SCOF Holdings, LLC (collectively the “Subsidiaries”). Coller Private Market Secondaries Advisors, LLC (the “Adviser”), an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, serves as CollerCredit’s investment adviser.

In pursuing its investment objective, CollerCredit intends to invest primarily in an actively managed portfolio of private credit assets. The Fund’s investment exposure to these strategies is implemented via a variety of investment types that include: (i) investments in existing or newly formed private funds managed by unaffiliated asset managers ("Investment Funds"), (ii) investments in direct-lending assets issued primarily by private companies ("Direct Investments"); and (iii) investments alongside Investment Funds in direct lending assets issued by private companies ("Co-Investments" and, collectively with Investment Funds and Direct Investments, "Private Credit Investments"). CollerCredit’s investments will primarily be acquired through privately negotiated transactions from investors in Private Credit Investments and/or in connection with the restructuring of an Investment Fund or Co-Investment ("Secondary Investments"); and may also be made through primary commitments to newly formed Investment Funds or special purpose vehicles structured to invest in Co-Investments ("Primary Investments"); and may include investments in asset-backed securities, collateralized loan obligations, structured finance vehicles, and other securitized credit instruments (collectively, "Structured Credit Investments").

In conformity with U.S. GAAP ASC 820, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

•	Level 1 Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investments.

•	Level 2 Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include foreign exchange forward contracts, corporate bonds and loans and less liquid and restricted equity securities.

•	Level 3 Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant Adviser judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

ASC 820 also permits a reporting entity to measure the fair value of an asset that does not have a readily determinable fair value based on the reported NAV, or its equivalent, as a practical expedient for its fair value. Accordingly, CollerCredit may utilize the NAV as reported by certain Investment Fund Managers as of a valuation date as a practical expedient for its fair value. If the NAV reported by certain Investment Fund Managers is not as of the same date as the valuation date, the Fund is permitted, under ASC 820, to estimate the fair value of those private assets by adjusting the most recently reported NAV as a practical expedient for fair value.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates, including values derived from NAV as practical expedient may materially differ from the values that would have been used had a ready market for the securities existed. The inputs or methodology used for valuing CollerCredit’s investments are not an indication of the risk associated with investing in such investments. The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of June 30, 2026.

Coller Private Credit Secondaries

Consolidated Schedule of Investments —
June 30, 2026 (Unaudited) (continued)

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of June 30, 2026:

Investments	Level 1	Level 2	Level 3	Investments Valued at NAV[1]	Total
Primary Investments	$—	$—	$—	$26,960,065	$26,960,065
Secondary Investments	—	—	—	476,173,842	476,173,842
Structured Credit Investments	—	—	14,448,555	—	14,448,555
	$—	$—	$14,448,555	$503,133,907	$517,582,462
Assets
Other Financial Instruments[2]
Foreign Currency Forward Contracts	$—	$948,807	$—	$—	$948,807
	$—	$948,807	$—	$—	$948,807
Liabilities
Other Financial Instruments[2]
Foreign Currency Forward Contracts	$—	$(94,544)	$—	$—	$(94,544)
Total investments, net of Foreign Currency Forward Contracts	$—	$854,263	$14,448,555	$503,133,907	$518,436,725

1 Primary or Secondary Investment Funds that are measured at fair value using NAV (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy. The fair values presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

2 Other financial instruments are derivative instruments such as foreign currency forward contracts. Foreign currency forward contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

Changes in inputs or methodologies used for valuing investments, including timing of reported net asset values of underlying investments reported within the Investment Fund reported by their Investment Fund Managers, may result in transfers in or out of levels within the fair value hierarchy.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund records transfers between levels at the end of the reporting period.

Structured Credit Investments
Balance at March 31, 2026	$14,776,800
Transfers into Level 3	—
Purchases	—
Distributions from investments	—
Net realized gain/(loss)	—
Net change in unrealized appreciation/(depreciation)	(328,245)
Transfers out of Level 3	—
Balance at June 30, 2026	$14,448,555

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as at June 30, 2026:

Investments	Type	Fair Value	Valuation Technique(s)	Significant Unobservable Input¹	Range of Input	Valuation Weighted from an Average Increase of Input in Input
Structured Credit Investments	Direct Lending / Senior Credit	$14,448,555	Discounted cash flow	Discount rate	11.80% - 13.30%	12.55% Decrease

1   The fair value of the Fund’s Structured Credit investment in Blue Owl GP Stakes Atlas III FBN Investors L.P. - Class C is determined using a discounted cash flow model by an independent third-party valuation firm to be within an acceptable range.

Foreign Currency Forward Contracts

The Fund enters foreign currency forward contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All foreign currency forward contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency forward contract is offset by entering a closing transaction or by the delivery or receipt of the currency. The risk that counterparties may be unable to meet the terms of their contracts and the risk of unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are inherent in foreign currency forward contracts.

Coller Private Credit Secondaries

Consolidated Schedule of Investments —
June 30, 2026 (Unaudited) (continued)

During the period ended June 30, 2026, the average monthly notional value of foreign currency forward contracts was $40,838,000. The Fund had $(286,489) in net realized gains/(losses) and $213,832 change in net unrealized appreciation/(depreciation) on foreign currency forward contracts.